Working capital - Trade and other receivables (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,011	£ 2,155
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,011	2,155
Interest receivable	12	18
VAT recoverable and other prepaid taxes	271	290
Other receivables	163	158
Prepayments	229	290
Accrued income	34	22
Trade and other receivables	2,720	2,933
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	15	15
Other receivables	13	13
Prepayments	3	9
Accrued income	0	0
Trade and other receivables	£ 31	£ 37